Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Schedule II - Valuation and Qualifying Accounts
Schedule II - Valuation and Qualifying Accounts
W. P. CAREY INC.

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

For the Years Ended December 31, 2012, 2011 and 2010
(in thousands)

Description	Balance at Beginning of Year	Other Additions (a)	Deductions	Balance at End of Year
Year Ended December 31, 2012:
Valuation reserve for deferred tax assets	$-	$11,915	$-	$11,915
	$-	$11,915	$-	$11,915
Year Ended December 31, 2011:
Valuation reserve for deferred tax assets	$-	$-	$-	$-
	$-	$-	$-	$-
Year Ended December 31, 2010:
Valuation reserve for deferred tax assets	$-	$-	$-	$-
	$-	$-	$-	$-

__________

  Represents amount acquired in the Merger.